Vessel Revenue, net and Voyage Expenses (Tables)	6 Months Ended
Jun. 30, 2026
Vessel Revenue, net and Voyage Expenses [Abstract]
Income Derived from Time Charters	The following table presents the Company’s income statement figures derived from time charters for the six-month periods ended June 30, 2026 and 2025:

	June 30, 2026	June 30, 2025
Vessel revenues from spot charters, net of commissions	-	3,620
Vessel revenues from time charters, net of commissions	17,937	16,607
Total	17,937	20,227

Revenue from Charterers
Charterers individually accounting for more than 10% of revenues for the six-month periods ended June 30, 2026 and 2025 were:

Customer	2026	2025
A	22%	14%
B	16%	-
C	16%	-
D	16%	26%
E	15%	-
F	15%	14%
G	-	37%
Total	100%	91%

Voyage Expenses
The following table presents the Company’s statement of operations’ figures derived from time charters and for unfixed periods for the period from for the six-month periods ended June 30, 2026 and 2025:

	June 30, 2026	June 30, 2025
Voyage expenses from time charters	735	836
Voyage expenses from spot charters	-	1,371
Voyage expenses for unfixed periods	-	369
Total	735	2,576